CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 233,315	$ 221,349	$ 172,521
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	210,703	123,257	128,646
Provision for impairment on real estate properties	17,681	3,660	415
Provision for uncollectible mortgages, notes and accounts receivable	7,871	2,723	2,141
Amortization of deferred financing costs and refinancing costs	35,827	7,500	(8,333)
Accretion of direct financing leases	(11,007)	(9,787)	(770)
Restricted stock amortization expense	11,133	8,592	5,942
(Gain) loss on assets sold - net	(6,353)	(2,863)	1,151
Amortization of acquired in-place leases - net	(13,846)	(4,986)	(5,083)
Change in operating assets and liabilities - net of amounts assumed/acquired:
Accounts receivable, net	248	(2,264)	867
Straight-line rent receivables	(36,057)	(20,956)	(26,899)
Lease inducements	994	2,656	3,080
Effective yield receivable on mortgage notes	(4,065)	(2,878)	(1,757)
Other operating assets and liabilities	17,441	11,537	8,028
Net cash provided by operating activities	463,885	337,540	279,949
Cash flows from investing activities
Acquisition of real estate - net of liabilities assumed and escrows acquired	(294,182)	(131,689)	(32,515)
Cash acquired in merger	84,858
Investment in construction in progress	(164,226)
Investment in direct financing leases	(6,793)		(528,675)
Placement of mortgage loans	(14,042)	(529,548)	(3,378)
Proceeds from sale of real estate investments	41,543	4,077	2,292
Capital improvements to real estate investments	(26,397)	(17,917)	(31,347)
Proceeds from other investments	45,871	13,589	30,962
Investments in other investments	(65,402)	(9,441)	(36,655)
Collection of mortgage principal	1,359	122,984	485
Net cash used in investing activities	(397,411)	(547,945)	(598,831)
Cash flows from financing activities
Proceeds from credit facility borrowings	1,826,000	900,000	511,000
Payments on credit facility borrowings	(1,681,000)	(1,141,000)	(343,000)
Receipts of other long-term borrowings	1,838,124	842,148	159,355
Payments of other long-term borrowings	(2,187,314)	(242,544)	(114,642)
Payments of financing related costs	(54,721)	(17,716)	(3,234)
Receipts from dividend reinvestment plan	150,847	71,487	55,825
Payments for exercised options and restricted stock - net	(26,706)	(3,577)	(5,774)
Net proceeds from issuance of common stock	439,322	61,981	278,373
Dividends paid	(358,232)	(258,501)	(218,116)
Distributions to OP Unit Holders	(11,636)
Net cash (used in) provided by financing activities	(65,316)	212,278	319,787
Increase in cash and cash equivalents	1,158	1,873	905
Effect of foreign currency translation on cash and cash equivalents	(223)
Cash and cash equivalents at beginning of year	4,489	2,616	1,711
Cash and cash equivalents at end of year	5,424	4,489	2,616
Interest paid during the year, net of amounts capitalized	145,929	$ 110,919	$ 100,716
Non-cash investing activities
Non-cash acquisition of business (see Note 3 for details)	(3,602,040)
Total	(3,602,040)
Non-cash financing activities
Assumed Aviv debt	1,410,637
Stock exchanged in Merger	1,902,866
OP Units exchanged in Merger	373,394
Cash flow hedges	718
Total	$ 3,687,615